Note 15 - Profit (Loss) Per Share (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Earnings per share [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2020	2019	2020	2019
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations	$(50,156)	$89,349	$31,942	$(180,622)
Earnings (loss) available to shareholders	(51,366)	79,540	27,784	(195,620)
Basic weighted average shares outstanding	11,479,960	9,872,780	10,684,039	9,826,058
Basic earnings (loss) per share from continuing operations	(4.37)	9.05	2.99	(18.38)
Basic earnings (loss) per share available to shareholders	$(4.47)	$8.06	$2.60	$(19.91)

DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations	$(50,156)	$89,349	$31,942	$(180,622)
Adjusted earnings (loss) available to shareholders	$(51,366)	$79,540	$27,784	$(195,620)
Basic weighted average shares outstanding	11,479,960	9,872,780	10,684,039	9,826,058
Dilutive effect of:
Restricted share grants	63,364	83,048 1	65,403 1	88,814
Deferred share grants	77	5,525 1	12,609 1	5,717
Shares outstanding on a diluted basis	11,543,401	9,961,353	10,762,050	9,920,589
Diluted earnings (loss) from continuing operations per share available to shareholders	(4.37)	8.97	2.97	(18.38)
Diluted earnings (loss) per share available to shareholders	$(4.47)	$7.98	$2.58	$(19.91)